Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(20) Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	September 30,	September 30,	September 30,
	In Thousands (except share data)
	2011	2010	2009
Basic EPS Computation:
Numerator—Earnings available to common stockholders	$10,050	9,027	11,567

Denominator—Weighted average number of common shares outstanding	7,280,907	7,198,711	7,101,084

Basic earnings per common share	$1.38	1.25	1.63

Diluted EPS Computation:
Numerator—Earnings available to common stockholders	$10,050	9,027	11,567

Denominator:
Weighted average number of common shares outstanding	7,280,907	7,198,711	7,101,084
Dilutive effect of stock options	7,215	8,253	11,232

	7,288,122	7,206,964	7,112,316

Diluted earnings per common share	$1.38	1.25	1.63